Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill

The following table details the changes in the carrying amount of goodwill under the Bauxite and Alumina segmentation:

	Note	Bauxite	Alumina	Corporate*	Total
Balance at December 31, 2013:
Goodwill		$2	$7	$158	$167
Accumulated impairment losses		—

		2	7	158	167
Divestitures	F	—	(3)	—	(3)
Translation		1	1	(6)	(4)

Balance at December 31, 2014:
Goodwill		3	5	152	160
Accumulated impairment losses		—	—	—	—

		3	5	152	160
Translation		(1)	(1)	(6)	(8)

Balance at December 31, 2015:
Goodwill		2	4	146	152
Accumulated impairment losses		—	—	—	—

		$2	$4	$146	$152

*	The $146 of goodwill reflected in corporate is allocated to the Bauxite ($49) and Alumina ($97) segments for purposes of impairment testing (see Note A). This goodwill is reflected in Corporate for segment reporting purposes because it is not included in management’s assessment of performance by segments.

Other Intangible Assets

Other intangible assets, which are included in Other noncurrent assets on the accompanying Combined Balance Sheet, were as follows:

December 31, 2015	Gross carrying amount	Accumulated amortization
Computer software	$176	$(158)
Patents and licenses	25	(5)
Other intangibles	25	(10)

Total other intangible assets	$226	$(173)

December 31, 2014	Gross carrying amount	Accumulated amortization
Computer software	$186	$(156)
Patents and licenses	25	(5)
Other intangibles	30	(10)

Total other intangible assets	$241	$(171)